EQUITY (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of classes of share capital [abstract]
Disclosure of detailed information about composition of share capital [Table Text Block]
	June 30, 2022		December 31, 2021
	Authorized	Issued and outstanding	Authorized	Issued and outstanding

Common Shares without par value	Unlimited	69,695,325	Unlimited	68,217,894

Disclosure of detailed information about changes in issued and outstanding share capital [Table Text Block]
Number of shares

Balance as of January 1, 2022	68,217,894

Common Shares issued as a result of options exercised	217,368
Common Shares issued in settlement of purchase consideration of a business combination (1)	1,260,063

Balance as of June 30, 2022	69,695,325

(1)	Pharm Yarok - 523,700, Vironna - 485,362, Oranim - 251,001

Disclosure of detailed information about number and weighted average exercise prices of share options [Table Text Block]

	Six months ended June 30, 2022
	Number of options	Weighted average exercise price
		in CAD

Options outstanding at the beginning of the period	5,443,245	3.91

Options granted during the period	97,500	2.13
Options exercised during the period (*)	(227,067)	1.60
Options forfeited during the period	(188,850)	7.63

Options outstanding at the end of the period	5,124,828	3.89

Options exercisable at the end of the period	2,799,538	3.77

(*) Includes 18,755 Options exercised under cashless mechanism to 9,056 Common Shares.